Total
Invesco Real Assets ESG ETF
Summary Information
Investment Objective
Invesco Real Assets ESG ETF (the “Fund”) seeks capital appreciation with a secondary objective of current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Real Assets ESG ETF Invesco Real Assets ESG ETF
Management Fees	0.59%
Other Expenses	none
Total Annual Fund Operating Expenses	0.59%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | USD ($)	60	189	329	738

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that operates pursuant to an exemptive order from the SEC (the “Order”) and is not required to publicly disclose its complete portfolio holdings each day that the Fund is open (a “Business Day”). Instead, the Fund publishes each Business Day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (“Strategy Components”); (2) ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Fund invests (“Representative ETFs”); and (3) cash and cash equivalents.
In addition, the Fund also publishes each Business Day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior Business Day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of net asset value (“NAV”) per share at the end of the prior Business Day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in exchange-traded equity securities of “real assets” companies (as identified below). The “real assets” companies in which the Fund invests are located in North America and must meet environmental, social and governance (“ESG”) standards, as determined by the Fund’s sub-adviser, Invesco Adviser’s Inc. (the “Sub-Adviser”), through the process described below.
Real assets are characterized by having physical attributes, including real estate, infrastructure, natural resources and timber. The Sub-Adviser considers “real assets” companies to be those that are either principally engaged in real estate, infrastructure, natural resources or timber industries, or support such businesses, and it anticipates focusing the Fund’s investments in such industries. In selecting equity securities for the Fund, the Sub-Adviser uses fundamental analysis to identify securities that adhere to ESG principals described herein and are viewed to have relatively favorable long-term prospects. Some of the factors that the Sub-Adviser considers include, but are not limited to: assessment of long term fundamental growth, sustainable dividends, attractive physical and locational attributes and capital structure viability. As a result of that analysis, the portfolio managers generally favor companies with a balanced mix of the factors above. The Sub-Adviser will consider selling a security when it no longer meets the investment criteria, or a more attractive alternative is identified. The Fund may invest in companies of any market capitalization.
The Fund may invest up to 25% of its net assets in common stock of foreign issuers, including up to 10% of its net assets in emerging market countries, i.e., those that are in the early stages of their industrial cycles. The Fund may make such investment in common stock of foreign issuers by either: (i) investing directly in common stock listed on a foreign exchange that trades on such exchange contemporaneously with the Shares (currently limited to Canada and Mexico); or (ii) investing in exchange-traded American depositary receipts (“ADRs”) representing common stock trading on any foreign exchange that trades contemporaneously with the Shares.
Under normal market conditions, the Sub-Adviser will employ the following ESG methodology to assess all investment opportunities (as identified by the strategy described above) as an integral part of the process for selecting portfolio holdings: The investment team first employs a proprietary ESG screen to exclude issuers from the investment universe of securities in which the Fund may invest that do not meet its investment criteria. Such screens include substantial involvement (generally defined as generating more than 0-10% of its revenue, depending on the screen) in the following areas: tobacco, alcohol, controversial and conventional weapons, recreational cannabis, extraction of thermal coal, extraction of fossil fuels from unconventional sources, and operators of private prisons. Issuers will also be excluded based on their non-compliance with United Nations (“UN”) Global Compact principles (whether or not the issuer has signed on to the UN Global Compact itself). The principles of the UN Global Compact represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, the environment and anti-corruption. In implementing this screen, the Sub-Adviser utilizes a third-party ESG data provider (the “ESG Vendor”), which assesses issuers for their involvement in the screened business areas. The Sub-Adviser has selected the ESG Vendor through a comprehensive due diligence process and continuously monitors its performance and screening. To the extent an issuer’s status changes to meet the qualification for exclusion, the Fund shall take steps to divest its holdings of the issuer within a reasonable period of time. This screening criteria may be updated periodically.
Next, based on research and due diligence, each investment opportunity is evaluated by the investment team related to multiple ESG factors under each individual pillar of the ESG framework and specific real asset sector. The individual pillars can include but are not limited to the following: environmental pillar (“E”) factors: natural resources, pollution and waste, supply chain impact, and environmental opportunities; social pillar (“S”) factors: workforce, community, product responsibility, and human rights; and governance pillar (“G”) factors: management, shareholders, board of directors, auditors, regulatory issuers, corporate social responsibility strategy, anti-corruption, and business ethics. The investment team considers each ESG pillar and investment opportunity separately and neither weighs each pillar equally, nor consistently emphasizes one pillar over another. This analysis generally seeks to identify those companies with relatively attractive ESG factors and favors those that provide functionally efficient assets with positive environmental credentials, operating as highest and best use with relatively positive local impact. In making such scoring determinations, the Sub-Adviser may employ a proprietary ESG scoring tool, as well as, and in combination with, certain data provided by the ESG Vendor. Both the ESG Vendor and the proprietary ESG scoring tool are continuously assessed and reviewed by the Sub-Adviser for screening and scoring outcomes. The foregoing factors in each ESG pillar may be updated periodically.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of companies that are principally engaged in the U.S. real estate and infrastructure industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	December 31, 2023	15.18%
Worst Quarter	June 30, 2022	-13.45%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Real Assets ESG ETF	1 Year	Since Inception	Inception Date
Invesco Real Assets ESG ETF	9.43%	10.83%	Dec. 22, 2020
After Taxes on Distributions | Invesco Real Assets ESG ETF	8.44%	9.47%
After Taxes on Distributions and Sale of Fund Shares | Invesco Real Assets ESG ETF	5.70%	7.95%
S&P U.S., Canada & Mexico Real Assets Equity Index (reflects no deduction for fees, expenses or taxes)	7.47%	10.96%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	10.60%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.